Expense Example	Feb. 24, 2026 USD ($)
Main BuyWrite ETF | Main BuyWrite ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
Main Sector Rotation ETF | Main Sector Rotation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Main Thematic Innovation ETF | Main Thematic Innovation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Main International ETF | Main International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096